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                      DRUEN, DIETRICH, REYNOLDS & KOOGLER
                                ATTORNEYS AT LAW
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216

                                 (614) 249-7617
                           FACSIMILE: (614) 249-2418

               PRACTICE LIMITED TO NATIONWIDE INSURANCE COMPANIES
                         AND THEIR ASSOCIATED COMPANIES

December 8, 1998

VIA EDGAR

The United States Securities and
  Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

Subject:  Nationwide VA Separate Account-C
          Nationwide Life and Annuity Insurance Company
          SEC File No. 333-44485
          CIK No. 0000909833

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VA Separate Account-C (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account which became effective on October 15, 1998.

Please contact me at (614) 249-7470 if you have any questions regarding this filing.

Very truly yours,

DRUEN, DIETRICH, REYNOLDS & KOOGLER

Theresa R. Schaefer

cc:  Kevin Kirchoff
     Office of Insurance Products and Legal Compliance
     Mail Stop 5-6

     Lorna MacLeod
     Office of Insurance Products and Legal Compliance
     Mail Stop 5-6